Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands, except Share data		Preferred Stock [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, at Dec. 31, 2009		$ 18,533	$ 55,454	$ (1,492)	$ (4,169)	$ (461)	$ 67,865
Shares at Dec. 31, 2009			7,144
Net income				2,240			2,240
Unrealized holding gains on securities and cash flow hedge derivatives						584	584
Accretion of discount on preferred stock		486		(486)
Dividends on preferred stock (5% annually)				(1,034)			(1,034)
Common stock issued and related tax effects	[1]		430				430
Shares, Common stock issued and related tax effects	[1]		67
Balance, at Dec. 31, 2010		19,019	55,884	(772)	(4,169)	123	70,085
Shares at Dec. 31, 2010			7,211
Net income				2,546			2,546
Unrealized holding gains on securities and cash flow hedge derivatives						998	998
Accretion of discount on preferred stock		526		(526)
Dividends on preferred stock (5% annually)				(1,034)			(1,034)
Retire Treasury stock			(3,101)	(1,068)	4,169
Common stock issued and related tax effects	[1]		963				963
Shares, Common stock issued and related tax effects	[1]		248
Balance, at Dec. 31, 2011		$ 19,545	$ 53,746	$ (854)	$ 0	$ 1,121	$ 73,558
Shares at Dec. 31, 2011			7,459

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.